United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/18

Date of Reporting Period: Quarter ended 07/31/17

Item 1.	Schedule of Investments

Federated Intermediate Corporate Bond Fund
Portfolio of Investments
July 31, 2017 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—97.8%
		Basic Industry - Chemicals—1.1%
$350,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	$363,662
1,200,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	1,281,901
490,000		RPM International, Inc., 6.50%, 2/15/2018	502,780
101,000		Rohm & Haas Co., 6.00%, 9/15/2017	101,522
		TOTAL	2,249,865
		Basic Industry - Metals & Mining—2.5%
240,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	245,226
810,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	847,658
580,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	616,250
440,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	458,446
1,200,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,277,514
285,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.30%, 8/1/2032	288,224
1,200,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	1,326,497
		TOTAL	5,059,815
		Basic Industry - Paper—0.6%
50,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	51,023
750,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	833,617
177,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	245,889
		TOTAL	1,130,529
		Capital Goods - Aerospace & Defense—1.6%
600,000	[1,2]	Airbus Group SE, Sr. Unsecd. Note, Series 144A, 3.15%, 4/10/2027	609,611
270,000	[1,2]	BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 2.85%, 12/15/2020	274,397
280,000	[1,2]	BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	293,138
430,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 6/15/2025	451,894
811,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	882,976
950,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 2.917%, 2/15/2042	838,375
		TOTAL	3,350,391
		Capital Goods - Building Materials—0.6%
500,000		Masco Corp., Sr. Secd. Note, 3.50%, 4/1/2021	515,515
300,000		Masco Corp., Sr. Unsecd. Note, 3.50%, 11/15/2027	299,337
228,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	259,074
81,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	90,943
		TOTAL	1,164,869
		Capital Goods - Construction Machinery—0.4%
780,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	855,214
		Capital Goods - Diversified Manufacturing—2.3%
287,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	316,154
650,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	708,116
300,000		Lennox International, Inc., Sr. Unsecd. Note, 3.00%, 11/15/2023	301,698
650,000	[1,2]	Parker-Hannifin Corp., Sr. Unsecd. Note, Series 144A, 3.25%, 3/1/2027	660,199
705,000		Roper Technologies, Inc., 2.05%, 10/1/2018	707,674
577,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.00%, 12/15/2020	591,897
210,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.80%, 12/15/2026	216,986
395,000		Valmont Industries, Inc., 5.25%, 10/1/2054	389,149
377,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	416,686
1

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$400,000	[1,2]	Wabtec Corp., Sr. Unsecd. Note, Series 144A, 3.45%, 11/15/2026	$396,086
		TOTAL	4,704,645
		Communications - Cable & Satellite—2.0%
510,000		CCO Safari II LLC, 3.579%, 7/23/2020	526,538
190,000		CCO Safari II LLC, 4.464%, 7/23/2022	203,460
600,000		CCO Safari II LLC, 4.908%, 7/23/2025	645,951
600,000		Comcast Corp., Sr. Unsecd. Note, 1.625%, 1/15/2022	586,521
490,000		Comcast Corp., Sr. Unsecd. Note, 2.75%, 3/1/2023	497,284
915,000	[1,2]	Cox Communications, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 9/15/2026	904,039
570,000		NBC Universal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	583,359
200,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	216,156
		TOTAL	4,163,308
		Communications - Media & Entertainment—2.8%
30,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	31,833
250,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.40%, 10/1/2043	292,684
1,065,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	1,102,253
1,000,000		CBS Corp., 3.70%, 8/15/2024	1,033,949
390,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	390,083
277,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	292,131
1,000,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	1,048,604
500,000		S&P Global, Inc., Sr. Unsecd. Note, 3.300%, 8/14/2020	514,728
910,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	964,185
		TOTAL	5,670,450
		Communications - Telecom Wireless—0.6%
680,000		Crown Castle International Corp., Sr. Secd. Note, 3.40%, 2/15/2021	702,777
300,000		Crown Castle International Corp., Sr. Unsecd. Note, 2.25%, 9/1/2021	296,806
300,000		TELUS Corp., Sr. Unsecd. Note, 2.80%, 2/16/2027	287,471
		TOTAL	1,287,054
		Communications - Telecom Wirelines—2.7%
600,000		AT&T, Inc., Sr. Unsecd. Note, 2.45%, 6/30/2020	604,782
540,000		AT&T, Inc., Sr. Unsecd. Note, 2.85%, 2/14/2023	541,388
700,000		AT&T, Inc., Sr. Unsecd. Note, 3.90%, 8/14/2027	700,911
250,000		AT&T, Inc., Sr. Unsecd. Note, 4.25%, 3/1/2027	257,633
200,000		AT&T, Inc., Sr. Unsecd. Note, 4.45%, 4/1/2024	212,989
370,000		AT&T, Inc., Sr. Unsecd. Note, 5.00%, 3/1/2021	402,694
200,000		AT&T, Inc., Sr. Unsecd. Note, 5.15%, 3/15/2042	203,468
660,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	701,044
485,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	535,719
220,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	293,529
570,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	506,801
580,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	646,580
		TOTAL	5,607,538
		Consumer Cyclical - Automotive—3.3%
600,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 2.00%, 2/14/2020	602,942
1,000,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.30%, 1/6/2020	1,006,051
500,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 3.25%, 8/1/2024	508,961
400,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.681%, 1/9/2020	404,699
625,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	640,406
700,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	711,199
2

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$950,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.40%, 5/9/2019	$954,126
250,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.00%, 1/15/2025	252,904
440,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.60%, 3/19/2020	441,918
500,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	503,911
800,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.35%, 3/4/2019	805,870
		TOTAL	6,832,987
		Consumer Cyclical - Leisure—0.8%
1,600,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	1,722,258
		Consumer Cyclical - Lodging—0.2%
450,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	491,063
		Consumer Cyclical - Retailers—2.4%
700,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	748,424
300,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	319,786
610,000		AutoZone, Inc., Sr. Secd. Note, 1.625%, 4/21/2019	607,426
460,000		AutoZone, Inc., Sr. Unsecd. Note, 3.75%, 6/1/2027	467,467
500,000		CVS Health Corp., 2.75%, 12/1/2022	505,176
231,658	[1,2]	CVS Health Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	250,550
500,000		CVS Health Corp., Sr. Unsecd. Note, 2.80%, 7/20/2020	511,429
380,000		CVS Health Corp., Sr. Unsecd. Note, 4.00%, 12/5/2023	407,171
500,000		Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	470,505
500,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	538,136
		TOTAL	4,826,070
		Consumer Cyclical - Services—1.4%
1,025,000		Boston University, Series MTNA, 7.625%, 7/15/2097	1,332,907
250,000		Expedia, Inc., 4.50%, 8/15/2024	266,686
500,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	548,062
500,000		Visa, Inc., Sr. Unsecd. Note, 2.80%, 12/14/2022	511,340
280,000		Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	286,999
		TOTAL	2,945,994
		Consumer Non-Cyclical - Food/Beverage—7.3%
750,000		Anheuser-Busch InBev Finance, Inc., 1.90%, 2/1/2019	753,486
750,000		Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/2021	763,279
1,100,000		Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026	1,139,624
500,000		Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 3.30%, 2/1/2023	519,422
210,000	[1,2]	Bacardi Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 7/15/2026	202,901
1,000,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	1,008,080
1,000,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	1,062,745
1,000,000	[1,2]	Danone SA, Sr. Unsecd. Note, Series 144A, 2.077%, 11/2/2021	989,668
340,000	[1,2]	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/2/2026	332,431
380,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.50%, 10/1/2026	378,342
500,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	520,556
750,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	805,464
770,000	[1,2]	Heineken NV, Sr. Unsecd. Note, Series 144A, 3.50%, 1/29/2028	791,873
1,100,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	1,097,347
850,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 3.00%, 11/15/2020	876,182
520,000	[1,2]	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.00%, 10/28/2021	510,055
1,000,000		PepsiCo, Inc., 2.15%, 10/14/2020	1,009,701
750,000		PepsiCo, Inc., 2.75%, 4/30/2025	750,728
730,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 2/1/2022	739,374
3

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$60,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 2/1/2027	$62,417
350,000		Tyson Foods, Inc., 3.95%, 8/15/2024	371,845
240,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	261,592
		TOTAL	14,947,112
		Consumer Non-Cyclical - Health Care—2.1%
430,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	439,650
560,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	588,839
750,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	758,099
290,000		Becton Dickinson & Co., Sr. Unsecd. Note, 2.404%, 6/5/2020	291,970
250,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	257,851
280,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	297,116
220,000		C.R. Bard, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2026	222,212
670,000		Medtronic Global Holdings SCA, Sr. Unsecd. Note, 3.35%, 4/1/2027	692,161
250,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.95%, 9/19/2026	245,784
500,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 3.00%, 4/15/2023	509,312
		TOTAL	4,302,994
		Consumer Non-Cyclical - Pharmaceuticals—3.5%
300,000		Abbott Laboratories, Sr. Unsecd. Note, 2.90%, 11/30/2021	305,830
900,000		Abbott Laboratories, Sr. Unsecd. Note, 3.75%, 11/30/2026	929,759
67,000		Actavis Funding SCS, Sr. Unsecd. Note, 4.75%, 3/15/2045	73,431
605,000		AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	604,672
1,260,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	1,361,873
500,000		Celgene Corp., Sr. Unsecd. Note, 2.875%, 8/15/2020	512,902
340,000		Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	361,120
200,000		Celgene Corp., Sr. Unsecd. Note, 5.00%, 8/15/2045	228,649
750,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 2.50%, 9/1/2023	748,955
330,000		Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.40%, 9/23/2021	328,865
640,000		Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 3.20%, 9/23/2026	631,284
600,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 2.20%, 7/21/2021	592,086
600,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 3.15%, 10/1/2026	574,975
		TOTAL	7,254,401
		Consumer Non-Cyclical - Products—0.6%
575,000		Church and Dwight, Inc., Sr. Unsecd. Note, 2.45%, 8/1/2022	577,589
750,000	[1,2]	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, Series 144A, 2.375%, 6/24/2022	748,495
		TOTAL	1,326,084
		Consumer Non-Cyclical - Supermarkets—0.5%
500,000		Kroger Co., Sr. Unsecd. Note, 2.60%, 2/1/2021	502,742
500,000		Kroger Co., Sr. Unsecd. Note, 2.65%, 10/15/2026	464,754
		TOTAL	967,496
		Consumer Non-Cyclical - Tobacco—0.3%
320,000	[1,2]	BAT International Finance PLC, Sr. Unsecd. Note, Series 144A, 3.95%, 6/15/2025	334,903
270,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.00%, 8/4/2041	360,320
		TOTAL	695,223
		Energy - Independent—1.1%
600,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	596,168
239,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	244,106
445,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	455,377
500,000		Cimarex Energy Co., Sr. Unsecd. Note, 3.90%, 5/15/2027	510,599
4

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Independent—continued
$525,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	$524,575
		TOTAL	2,330,825
		Energy - Integrated—2.4%
1,000,000		BP Capital Markets PLC, 2.50%, 11/6/2022	1,001,178
500,000		BP Capital Markets PLC, Sr. Unsecd. Note, 2.315%, 2/13/2020	506,486
590,000		BP Capital Markets PLC, Unsecd. Note, 1.676%, 5/3/2019	589,511
700,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	735,218
1,100,000		Petroleos Mexicanos, Sr. Unsecd. Note, 3.125%, 1/23/2019	1,117,600
620,000		Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	616,001
400,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	399,092
		TOTAL	4,965,086
		Energy - Midstream—2.6%
400,000		Columbia Pipeline Group, Inc., 3.30%, 6/1/2020	411,124
210,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.50%, 6/1/2025	225,690
645,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	682,758
500,000		Enterprise Products Operating LLC, 3.90%, 2/15/2024	523,640
200,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.95%, 2/15/2027	210,098
385,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	445,455
580,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	643,112
395,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	403,475
345,000		ONEOK, Inc., Sr. Unsecd. Note, 4.00%, 7/13/2027	350,514
705,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	699,424
750,000		Williams Partners LP, 5.25%, 3/15/2020	808,201
		TOTAL	5,403,491
		Energy - Oil Field Services—0.6%
100,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	100,250
500,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.50%, 1/15/2023	476,700
300,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 3.00%, 12/21/2020	306,854
300,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.00%, 12/21/2025	318,217
55,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	46,475
		TOTAL	1,248,496
		Energy - Refining—0.9%
310,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	366,159
250,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	272,364
1,000,000		Valero Energy Corp., 9.375%, 3/15/2019	1,117,139
		TOTAL	1,755,662
		Financial Institution - Banking—19.2%
715,000		Associated Banc-Corp., Sub., 4.25%, 1/15/2025	736,353
650,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	655,760
245,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.75%, 4/1/2022	249,813
1,500,000		Bank of America Corp., Series L, 2.65%, 4/1/2019	1,519,156
800,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.816%, 7/21/2023	799,987
1,000,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.30%, 1/11/2023	1,026,922
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	487,684
490,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	500,967
800,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.30%, 9/11/2019	808,523
200,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	201,675
650,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.25%, 9/11/2024	666,000
500,000		Citigroup, Inc., 4.125%, 7/25/2028	514,532
5

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$500,000		Citigroup, Inc., Sr. Unsecd. Note, 3.20%, 10/21/2026	$488,830
1,860,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	2,008,553
1,230,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	1,287,509
635,000		Comerica, Inc., 3.80%, 7/22/2026	647,868
1,099,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	1,108,036
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	250,909
750,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.30%, 3/1/2019	756,803
940,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.35%, 11/15/2021	932,631
750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.60%, 12/27/2020	756,467
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.50%, 11/16/2026	499,541
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.75%, 2/25/2026	256,161
500,000		Goldman Sachs Group, Inc., Sub. Note, 4.25%, 10/21/2025	521,361
1,000,000		HSBC Bank USA, N.A., Sub. Note, Series BKNT, 4.875%, 8/24/2020	1,080,047
500,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.35%, 3/5/2020	505,051
750,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.30%, 1/14/2022	742,690
407,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	465,319
250,000		Huntington National Bank, Sr. Unsecd. Note, 2.375%, 3/10/2020	252,182
250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	256,975
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.25%, 10/15/2020	533,469
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	1,075,544
500,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	510,729
1,500,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	1,557,690
1,200,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	1,212,564
1,165,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 1.842%, 12/1/2021	1,156,276
600,000		Morgan Stanley, Sr. Unsecd. Note, 2.50%, 1/24/2019	605,829
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.70%, 10/23/2024	1,554,183
1,650,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/24/2020	1,804,381
750,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	822,828
500,000		PNC Bank, N.A., Sub. Note, Series BKNT, 2.70%, 11/1/2022	501,774
1,169,220	[1,3]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	798,331
890,000		Regions Financial Corp., Sr. Unsecd. Note, 3.20%, 2/8/2021	912,870
250,000		State Street Corp., Sr. Unsecd. Note, 2.653%, 5/15/2023	252,257
750,000		State Street Corp., Sr. Unsecd. Note, 3.30%, 12/16/2024	774,581
220,000		SunTrust Bank, Sub. Note, 3.30%, 5/15/2026	217,933
250,000		U.S. Bancorp, Sr. Unsecd. Note, Series V, 2.625%, 1/24/2022	253,744
1,100,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	1,119,134
250,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.55%, 12/7/2020	253,452
500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	508,753
1,780,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	1,855,483
		TOTAL	39,266,110
		Financial Institution - Broker/Asset Mgr/Exchange—3.5%
990,000	[1,2]	Cantor Fitzgerald LP, Bond, 7.875%, 10/15/2019	1,090,672
400,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	414,972
900,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	1,216,216
760,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 7.49%, 6/15/2019	836,409
220,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	229,014
280,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	304,786
500,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	570,451
790,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	892,245
6

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Broker/Asset Mgr/Exchange—continued
$400,000		Stifel Financial Corp., 4.25%, 7/18/2024	$409,329
150,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.50%, 12/1/2020	154,362
500,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.30%, 4/1/2027	504,936
465,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	473,428
		TOTAL	7,096,820
		Financial Institution - Finance Companies—2.7%
150,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.50%, 5/26/2022	154,753
937,000		Discover Bank, Sub. Note, Series BKNT, 8.70%, 11/18/2019	1,061,286
500,000		Discover Financial Services, Sr. Unsecd. Note, 4.10%, 2/9/2027	507,173
2,144,000		GE Capital International Funding Co., Sr. Unsecd. Note, 2.342%, 11/15/2020	2,167,865
500,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	567,616
950,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	1,033,135
		TOTAL	5,491,828
		Financial Institution - Insurance - Health—0.4%
250,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.70%, 7/15/2020	256,162
405,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.75%, 7/15/2025	431,032
204,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	219,299
		TOTAL	906,493
		Financial Institution - Insurance - Life—2.4%
700,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	793,235
450,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	610,137
240,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	256,179
148,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	241,173
280,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	468,720
500,000	[1,2]	New York Life Global Funding, Sec. Fac. Bond, Series 144A, 2.00%, 4/9/2020	500,753
600,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	826,634
275,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	281,263
280,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	308,269
500,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.60%, 5/15/2044	553,117
		TOTAL	4,839,480
		Financial Institution - Insurance - P&C—1.2%
200,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.20%, 3/15/2021	202,079
250,000		Chubb INA Holdings, Inc., 2.30%, 11/3/2020	252,959
300,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	311,546
220,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	241,860
270,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	290,157
700,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	1,178,368
		TOTAL	2,476,969
		Financial Institution - REIT - Apartment—0.6%
395,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.35%, 5/15/2027	399,421
500,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	510,855
270,000		UDR, Inc., Company Guarantee, Series 0001, 4.625%, 1/10/2022	289,243
		TOTAL	1,199,519
		Financial Institution - REIT - Healthcare—0.9%
600,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	619,169
800,000		Healthcare Trust of America, 3.70%, 4/15/2023	822,727
310,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.30%, 3/15/2027	316,842
		TOTAL	1,758,738
7

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Office—0.4%
$250,000		Alexandria Real Estate Equities, Inc., 2.75%, 1/15/2020	$252,683
600,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	624,956
		TOTAL	877,639
		Financial Institution - REIT - Other—0.9%
700,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.00%, 6/15/2025	718,475
490,000		Liberty Property LP, Sr. Unsecd. Note, 3.75%, 4/1/2025	502,167
500,000		Liberty Property LP, Sr. Unsecd. Note, 4.75%, 10/1/2020	533,216
		TOTAL	1,753,858
		Financial Institution - REIT - Retail—1.1%
650,000		Equity One, Inc., Sr. Unsecd. Note, 3.75%, 11/15/2022	672,140
646,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.20%, 5/1/2021	660,608
100,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	103,030
505,000		Regency Centers LP, Sr. Unsecd. Note, 6.00%, 6/15/2020	549,927
300,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	334,722
		TOTAL	2,320,427
		Municipal Services—0.8%
549,110	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	613,520
915,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,018,606
		TOTAL	1,632,126
		Sovereign—0.9%
825,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	897,320
640,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	844,191
		TOTAL	1,741,511
		Technology—6.9%
545,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	563,665
835,000		Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	836,159
1,000,000		Apple, Inc., Sr. Unsecd. Note, 3.25%, 2/23/2026	1,022,268
250,000		Apple, Inc., Unsecd. Note, 2.15%, 2/9/2022	250,246
340,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	355,962
167,000		BMC Software, Inc., 7.25%, 6/1/2018	173,680
230,000	[1,2]	Broadcom Corp., Sr. Unsecd. Note, Series 144A, 3.625%, 1/15/2024	236,466
580,000	[1,2]	Broadcom Corp., Sr. Unsecd. Note, Series 144A, 3.875%, 1/15/2027	596,610
500,000		Cisco Systems, Inc., Sr. Unsecd. Note, 2.20%, 2/28/2021	504,346
400,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 4.42%, 6/15/2021	423,032
480,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 6.02%, 6/15/2026	536,904
410,000		Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	408,294
633,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	659,526
145,000		Flextronics International Ltd., Sr. Unsecd. Note, 4.75%, 6/15/2025	157,162
300,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 2.85%, 10/5/2018	303,710
940,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	958,682
500,000		Intel Corp., Sr. Unsecd. Note, 3.70%, 7/29/2025	530,021
500,000		Keysight Technologies, Inc., 4.55%, 10/30/2024	528,472
750,000		Microsoft Corp., Sr. Unsecd. Note, 1.55%, 8/8/2021	738,668
750,000		Microsoft Corp., Sr. Unsecd. Note, 2.40%, 8/8/2026	725,348
350,000	[1,2]	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	352,694
200,000	[1,2]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	204,763
1,000,000		Oracle Corp., Sr. Unsecd. Note, 1.90%, 9/15/2021	995,086
190,000		Qualcomm, Inc., Sr. Unsecd. Note, 2.10%, 5/20/2020	191,599
310,000		Qualcomm, Inc., Sr. Unsecd. Note, 2.60%, 1/30/2023	312,062
8

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$345,000		Total System Services, Inc., Sr. Unsecd. Note, 3.80%, 4/1/2021	$360,179
250,000		Total System Services, Inc., Sr. Unsecd. Note, 4.80%, 4/1/2026	274,829
350,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	372,005
550,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	572,201
		TOTAL	14,144,639
		Transportation - Airlines—0.3%
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	546,769
		Transportation - Railroads—0.2%
175,806		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	188,291
300,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2023	301,281
		TOTAL	489,572
		Transportation - Services—0.8%
420,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	481,790
750,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.50%, 6/15/2019	757,428
340,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.80%, 3/1/2022	345,280
		TOTAL	1,584,498
		Utility - Electric—5.9%
310,000	[1,2]	AEP Texas Central Co., Sr. Unsecd. Note, 3.85%, 10/1/2025	324,110
420,000		Ameren Corp., Sr. Unsecd. Note, 2.70%, 11/15/2020	426,917
350,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	422,945
500,000	[1,2]	EDP Finance BV, Sr. Unsecd. Note, Series 144A, 3.625%, 7/15/2024	501,115
1,000,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	1,036,250
180,000		Emera US Finance LP, Sr. Unsecd. Note, 2.70%, 6/15/2021	181,295
470,000	[1,2]	Enel Finance International NV, Sr. Unsecd. Note, Series 144A, 2.875%, 5/25/2022	475,660
360,000		EverSource Energy, Sr. Unsecd. Note, 2.50%, 3/15/2021	360,170
280,000		Fortis, Inc., Sr. Unsecd. Note, 2.10%, 10/4/2021	276,521
240,000		Fortis, Inc., Sr. Unsecd. Note, 3.055%, 10/4/2026	233,586
250,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	266,942
400,000		National Rural Utilities Cooperative Finance Corp., Sec. Fac. Bond, 2.40%, 4/25/2022	402,531
1,355,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	1,500,513
140,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.95%, 2/7/2024	142,053
940,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.40%, 9/15/2019	947,366
300,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.55%, 5/1/2027	309,863
500,000		NiSource Finance Corp., Sr. Unsecd. Note, 3.49%, 5/15/2027	510,609
115,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	121,072
580,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	623,568
750,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.00%, 11/15/2021	735,629
530,000		Southern Co., Sr. Unsecd. Note, 1.85%, 7/1/2019	529,730
250,000		Southern Co., Sr. Unsecd. Note, 3.25%, 7/1/2026	249,379
840,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	894,498
550,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	570,354
		TOTAL	12,042,676
		Utility - Natural Gas—1.2%
200,000		Atmos Energy Corp., 8.50%, 3/15/2019	221,086
250,000		Atmos Energy Corp., Sr. Unsecd. Note, 3.00%, 6/15/2027	249,804
300,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	305,350
785,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	840,975
600,000		Sempra Energy, Sr. Unsecd. Note, 1.625%, 10/7/2019	597,453
9

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—continued
$300,000	[1,2]	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	$309,268
		TOTAL	2,523,936
		Utility - Natural Gas Distributor—0.3%
550,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 2.45%, 10/1/2023	535,326
		TOTAL CORPORATE BONDS (IDENTIFIED COST $193,288,602)	200,487,854
		FOREIGN GOVERNMENTS/AGENCIES—0.7%
		Sovereign—0.7%
320,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	341,280
990,000	[1,2]	Qatar, Government of, Series 144A, 5.25%, 1/20/2020	1,054,154
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,308,723)	1,395,434
		INVESTMENT COMPANY—0.3%
631,753	[4]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.16%[5] (IDENTIFIED COST $631,879)	631,879
		TOTAL INVESTMENTS—98.8% (IDENTIFIED COST $195,229,204)[6]	202,515,167
		OTHER ASSETS AND LIABILITIES - NET—1.2%[7]	2,555,261
		TOTAL NET ASSETS—100%	$205,070,428
At July 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
8U.S. Treasury Note 10-Year Long Futures	51	$6,420,422	September 2017	$10,239
8U.S. Treasury Long Bond Short Futures	63	$9,637,031	September 2017	$(43,460)
8U.S. Treasury Ultra Bond Short Future	21	$3,454,500	September 2017	$(36,471)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(69,692)
The average notional value of long and short futures contracts held by the Fund throughout the period was $7,740,242 and $14,154,492, respectively. This is based on the amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2017, these restricted securities amounted to $42,420,399, which represented 20.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2017, these liquid restricted securities amounted to $39,899,810, which represented 19.5% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at July 31, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$1,600,000	$1,722,258
Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	3/10/2000	$1,247,754	$798,331
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
4	Affiliated holding.
10

Transactions involving the affiliated holding during the period ended July 31, 2017, were as follows:
	Balance of Shares Held 4/30/2017	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2017	Value	Dividend Income
Federated Institutional Prime Value Obligations Fund, Institutional Shares	2,652,770	19,855,071	(21,876,088)	631,753	$631,879	$7,013
5	7-day net yield.
6	At July 31, 2017, the cost of investments for federal tax purposes was $195,229,204. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $7,285,963. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,106,335 and net unrealized depreciation from investments for those securities having an excess of cost over value of $820,372.
7	Assets, other than investments in securities, less liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in principally foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
11

■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$199,689,523	$798,331	$200,487,854
Foreign Governments/Agencies	—	1,395,434	—	1,395,434
Investment Company	631,879	—	—	631,879
TOTAL SECURITIES	$631,879	$201,084,957	$798,331	$202,515,167
Other Financial Instruments[1]
Assets	$10,239	$—	$—	$10,239
Liabilities	(79,931)	—	—	(79,931)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(69,692)	$—	$—	$(69,692)
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Note
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
12
Federated Short-Term Income Fund
Portfolio of Investments
July 31, 2017 (unaudited)
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.3%
		Federal Home Loan Mortgage Corporation—0.1%
$4,173	[1]	FHLMC ARM 390260, 1.950%, 10/01/2030	$4,184
8,671	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	9,097
5,029	[1]	FHLMC ARM 420196, 5.326%, 11/01/2030	5,363
1,398	[1]	FHLMC ARM 606116, 2.623%, 9/01/2019	1,399
426,482	[1]	FHLMC ARM 780443, 2.813%, 3/01/2033	444,683
24	[1]	FHLMC ARM 785167, 2.500%, 12/01/2018	24
		TOTAL	464,750
		Federal National Mortgage Association—0.2%
4,352	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	4,466
178,457	[1]	FNMA ARM 544843, 2.493%, 10/01/2027	182,209
177,001	[1]	FNMA ARM 544852, 2.404%, 4/01/2028	180,751
257,492	[1]	FNMA ARM 544884, 2.445%, 5/01/2034	264,264
457,481	[1]	FNMA ARM 556379, 2.132%, 5/01/2040	462,638
119,028	[1]	FNMA ARM 556388, 2.132%, 5/01/2040	120,380
614,672	[1]	FNMA ARM 618128, 1.833%, 8/01/2033	619,437
		TOTAL	1,834,145
		Government National Mortgage Association—0.0%
5,258	[1]	GNMA ARM 8902, 30 Year, 2.375%, 1/20/2022	5,313
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $2,283,591)	2,304,208
		ASSET-BACKED SECURITIES—35.4%
		Auto Receivables—14.5%
3,000,000	[2,3]	ARI Fleet Lease Trust 2017-A, Class A3, 2.80%, 4/15/2026	3,005,422
1,222	[1]	Ally Auto Receivables Trust 2016-1, Class A2A, 1.20%, 8/15/2018	1,222
3,000,000		AmeriCredit Automobile Receivables Trust 2013-3, Class D, 3.00%, 7/8/2019	3,018,216
2,000,000	[1]	AmeriCredit Automobile Receivables Trust 2016-1, Class D, 3.59%, 2/8/2022	2,050,737
5,000,000	[1]	AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.36%, 4/18/2023	5,049,861
2,500,000		BMW Vehicle Lease Trust 2016-1, Class A4, 1.51%, 6/20/2019	2,495,683
3,000,000	[1]	BMW Vehicle Lease Trust 2016-2, Class A4, 1.57%, 2/20/2020	2,987,519
3,000,000	[1]	California Republic Auto Receivable Trust 2016-2, Class B, 2.52%, 5/16/2022	2,992,270
2,000,000	[1]	California Republic Auto Receivable Trust 2016-2, Class C, 3.51%, 3/15/2023	1,957,710
4,000,000	[1,2,3]	Chesapeake Funding II LLC 2017-2A, Class D, 3.71%, 5/15/2029	4,006,273
4,073,028	[1,2,3]	Chesapeake Funding LLC 2016 1A, Class A2, 2.376%, 3/15/2028	4,099,577
9,000,000	[2,3]	Drive Auto Receivables Trust 2016-B 2016-BA, Class C, 3.19%, 7/15/2022	9,113,502
3,500,000	[1,2,3]	Drive Auto Receivables Trust 2017-AA, Class C, 2.98%, 1/18/2022	3,541,545
1,600,000	[2,3]	Drive Auto Receivables Trust 2017-BA, Class B, 2.20%, 5/15/2020	1,601,469
271,817	[1,2,3]	Enterprise Fleet Financing LLC 2014-2, Class A2, 1.05%, 3/20/2020	271,637
1,828,078	[2,3]	Enterprise Fleet Financing LLC 2016-1 A2, Class A2, 1.83%, 9/20/2021	1,828,318
1,345,578	[1,2,3]	Enterprise Fleet Financing LLC 2016-2, Class A2, 1.74%, 2/22/2022	1,344,472
4,000,000	[1]	Fifth Third Auto Trust 2015-1, Class A4, 1.79%, 8/15/2022	4,004,079
6,150,000	[1]	GM Financial Automobile Leasing Trust 2016-2, Class A4, 1.76%, 3/20/2020	6,145,037
2,500,000	[1,2,3]	GM Financial Consumer Automobile 2017-1A, Class C, 2.81%, 7/17/2023	2,509,995
9,025,000	[1,2,3]	General Motors 2016-1, Class C, 2.85%, 5/17/2021	9,051,117
1,500,000	[1]	Harley-Davidson Motorcycle Trust 2016-A, Class B, 2.71%, 3/15/2024	1,476,627
3,750,000	[1]	Huntington Auto Trust 2016-1, Class D, 2.96%, 8/15/2023	3,743,158

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$4,960,000	[1,2,3]	Hyundai Auto Lease Securitization Trust 2016-A, Class B, 2.10%, 10/15/2020	$4,959,801
2,000,000	[2,3]	Hyundai Auto Lease Securitization Trust 2016-B, Class A4, 1.68%, 4/15/2020	1,998,398
4,205,000	[2,3]	Hyundai Auto Lease Securitization Trust 2017-A, Class B, 2.39%, 5/17/2021	4,207,474
5,000,000		Mercedes-Benz Auto Lease Trust 2017-A, Class A4, 2.29%, 1/17/2023	5,009,040
4,000,000	[1,2,3]	Mercedes-Benz Master Owner Trust 2016-BA, Class A, 1.926%, 5/17/2021	4,034,030
5,000,000	[1,2,3]	Nextgear Floorplan Master Owner Trust 2015-2A, Class A, 2.38%, 10/15/2020	5,028,033
2,000,000	[1,2,3]	Nextgear Floorplan Master Owner Trust 2016-1A, Class A2, 2.74%, 4/15/2021	2,015,929
5,000,000	[1,2,3]	Nextgear Floorplan Master Owner Trust 2017-1A, Class A1, 2.009%, 4/18/2022	5,032,750
512,079		Santander Drive Auto Receivables Trust 2013-4, Class C, 3.25%, 1/15/2020	513,025
1,000,000	[1]	Santander Drive Auto Receivables Trust 2015-3, Class D, 3.49%, 5/17/2021	1,018,164
4,000,000		Santander Drive Auto Receivables Trust 2016-1, Class B, 2.47%, 12/15/2020	4,023,783
2,600,000	[1]	Santander Drive Auto Receivables Trust 2016-2, Class D, 3.39%, 4/15/2022	2,641,290
3,150,000		Santander Drive Auto Receivables Trust 2017-1, Class A3, 1.77%, 9/15/2020	3,149,740
2,000,000	[2,3]	Securitized Term Auto Receivables Trust 2016-1A, Class A4, 1.794%, 2/25/2021	1,989,642
2,000,000	[1]	World Omni Auto Receivables Trust 2017-B, Class B, 2.81%, 5/15/2024	2,003,397
4,000,000		World Omni Automobile Lease Securitization Trust 2016-A, Class B, 1.85%, 1/15/2022	3,964,427
6,000,000	[1]	World Omni Automobile Lease Securitization Trust 2017-A, Class B, 2.48%, 8/15/2022	6,031,908
		TOTAL	133,916,277
		Credit Card—12.9%
9,000,000	[1]	American Express Credit Account Master 2013-1, Class B, 1.926%, 2/16/2021	9,033,117
5,000,000	[1]	American Express Credit Account Master Trust 2014-1, Class B, 1.726%, 12/15/2021	5,015,922
11,500,000	[1]	American Express Issuance Trust II 2013-1, Class C, 1.926%, 2/15/2019	11,517,859
5,000,000	[1]	Bank of America Credit Card 2016-A1, Class A, 1.616%, 10/15/2021	5,025,925
8,000,000	[1]	Bank of America Credit Card Trust 2014-A1, Class A, 1.606%, 6/15/2021	8,033,779
5,000,000		Bank of America Credit Card Trust 2017-A1, Class A1, 1.95%, 8/15/2022	5,023,376
8,000,000	[1]	Capital One Multi-Asset Execution Trust 2016-A2, Class A2, 1.856%, 2/15/2024	8,112,896
7,000,000	[1,2,3]	Cards II Trust, Class A, 1.926%, 7/15/2021	7,028,902
4,300,000	[1]	Citibank Credit Card Issuance Trust 2013-A2, Class A2, 1.507%, 5/26/2020	4,307,814
9,000,000	[1]	Discover Card Execution Note Trust 2013-A6, Class A6, 1.676%, 4/15/2021	9,033,945
3,500,000	[1]	Discover Card Execution Note Trust 2016—A1, Class A1, 1.64%, 7/15/2021	3,501,271
9,000,000	[1,2,3]	Evergreen Credit Card Trust Series 2016-1, Class A, 1.946%, 4/15/2020	9,036,135
5,000,000	[1]	First National Master Note Trust 2017-1, Class A, 1.626%, 4/18/2022	5,004,990
8,000,000	[1,2,3]	Golden Credit Card Trust 2014-2A, Class A, 1.679%, 3/15/2021	8,020,766
3,250,000	[2,3]	Golden Credit Card Trust 2016-5A, Class A, 1.60%, 9/15/2021	3,233,187
6,000,000	[2,3]	Golden Credit Card Trust 2017-2A, Class A, 1.98%, 4/15/2022	6,004,217
3,000,000	[1,2,3]	Master Credit Card Trust II 2016-1A, Class C, 2.57%, 9/23/2019	3,002,607
9,200,000	[1,2,3]	Trillium Credit Card Trust II 2016-1A, Class A, 1.953%, 5/26/2021	9,246,645
		TOTAL	119,183,353
		Equipment Lease—1.7%
2,202,667	[2,3]	CLI Funding LLC 2013-1A, Class Note, 2.83%, 3/18/2028	2,173,296
5,000,000	[1,2,3]	Dell Equipment Finance Trust 2015-2, Class D, 3.61%, 3/22/2021	5,019,255
1,750,000	[2,3]	Dell Equipment Finance Trust 2016-1, Class D, 3.24%, 7/22/2022	1,755,112
2,000,000	[1,2,3]	Great America Leasing Receivables 2014-1, Class B, 1.86%, 8/15/2020	1,999,071
1,200,000	[1,2,3]	Great America Leasing Receivables 2014-1, Class C, 2.11%, 8/15/2021	1,201,618
1,500,000	[2,3]	Volvo Financial Equipment LLC 2014-1A, Class B, 1.66%, 11/16/2020	1,497,733
1,750,000	[2,3]	Volvo Financial Equipment LLC 2014-1A, Class C, 1.94%, 11/15/2021	1,749,642
		TOTAL	15,395,727
		Home Equity Loan—0.3%
1,209,358	[1]	Carrington Mortgage Loan Trust, Class A3, 1.412%, 2/25/2036	1,215,117

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Home Equity Loan—continued
$12,236	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 1.706%, 1/15/2028	$10,347
8,669	[1]	First Franklin Mortgage Loan Asset Backed Certificates 2005-FF12, Class A2B, 1.492%, 11/25/2036	8,658
2,184,716		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	748,473
107,899	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 2.252%, 11/25/2034	102,507
328,248	[1,2,4]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	50,852
26,496	[1,2,3]	Quest Trust 2004—X1, Class A, 1.892%, 3/25/2034	26,833
1,020,862	[1]	Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	1,024,652
		TOTAL	3,187,439
		Other—5.7%
1,123,338	[1,2,3]	Bank of America Student Loan Trust 2010-1A, Class A, 2.114%, 2/25/2043	1,129,902
1,872,473	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 1.912%, 10/25/2035	1,874,736
2,057,317	[1]	New Hampshire Higher Education Loan Co. 2011-1, Class A2, 2.164%, 10/25/2025	2,061,946
5,000,000	[1,2,3]	PFS Financing Corp. 2016-BA, Class B, 2.28%, 10/15/2021	4,956,746
1,500,000	[1,2,3]	PFS Financing Corp. 2017-AA, Class A, 1.806%, 3/15/2021	1,502,675
1,500,000	[1,2,3]	PFS Financing Corp. 2017-AA, Class B, 1.94%, 3/15/2021	1,502,388
2,000,000	[1,2,3]	PFS Financing Corp. 2016-A, Class A, 2.426%, 2/18/2020	2,006,411
4,000,000	[1,2,3]	PFS Financing Corp. 2016-A, Class B, 2.909%, 2/18/2020	4,017,105
1,298,004	[1]	SLM Student Loan Trust 2011-2, Class A1, 1.832%, 11/25/2027	1,305,742
4,055,000	[2,3]	SLM Student Loan Trust 2013-B, Class B, 3.00%, 5/16/2044	4,103,617
8,921,596	[1,2,3]	SLM Student Loan Trust 2013-C, Class A2B, 2.559%, 10/15/2031	9,037,302
4,000,000	[1,2,3]	SLM Student Loan Trust 2014-A, Class A2B, 2.376%, 1/15/2026	4,036,916
1,350,651	[1,2,3]	SMB Private Education Loan Trust 2016-A, Class A1, 1.926%, 5/15/2023	1,352,555
909,883	[1,2,3]	SMB Private Education Loan Trust 2016-B, Class A1, 1.876%, 11/15/2023	911,679
948,243	[2,3]	Sierra Receivables Funding Co. 2013-3A, Class A, 2.20%, 10/20/2030	949,498
2,631,665	[1,2,3]	Social Professional Loan Program LLC 2017-A, Class A1, 1.932%, 3/26/2040	2,655,645
2,593,315	[2,3]	Sofi Consumer Loan Program Trust 2016-1, Class A, 3.26%, 8/25/2025	2,645,247
1,609,526	[2,3]	Sofi Consumer Loan Program Trust 2016-2, Class A, 3.09%, 10/27/2025	1,625,118
2,190,779	[2,3]	Sofi Professional Loan Program 2016-B LLC, Class A2A, 1.68%, 3/25/2031	2,191,682
2,967,487	[1]	State Board of Regents of the State of Utah 2016-1, Class A, 1.982%, 9/25/2056	2,970,512
		TOTAL	52,837,422
		Rate Reduction Bond—0.3%
2,172,724		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.55%, 10/20/2023	2,349,575
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $327,295,103)	326,869,793
		COLLATERALIZED MORTGAGE OBLIGATIONS—8.8%
		Commercial Mortgage—4.6%
9,500,000	[1,2,3]	Banc of America Merrill Lynch Large Loan, Inc., 2013-DSNY, Class B, 2.49%, 9/15/2026	9,472,297
1,019,464		Commercial Mortgage Trust 2013-CR8, Class A1, 1.024%, 6/10/2046	1,017,072
1,348,775		Commercial Mortgage Trust 2014-LC17, Class A1, 1.381%, 10/10/2047	1,345,890
5,995,000	[1,2,3]	Cosmopolitan Hotel Trust 2016-CSMO, Class A, 2.626%, 11/15/2033	6,028,823
2,149,596		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A1, 1.676%, 5/10/2049	2,139,876
724,066	[2,3]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	739,822
6,939,359	[1,2,3]	JPMBB Commercial Mortgage Securities Trust 2013-C15, Class A2FL, 1.644%, 11/15/2045	6,940,082
5,000,000	[1,2,3]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 1.784%, 4/10/2046	5,017,289
5,000,000	[1,2,3]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 2.426%, 6/15/2045	5,035,983
4,800,000	[1,2,3]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 2.051%, 7/15/2046	4,862,466
		TOTAL	42,599,600
		Federal Home Loan Mortgage Corporation—0.6%
472		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	479
3,669		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	3,827

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$15,641		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	$17,169
10,881	[1]	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 1.576%, 2/15/2018	10,885
49,827		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	50,346
49,613		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	50,891
46,872		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	50,176
1,014,521	[1]	Federal Home Loan Mortgage Corp. REMIC 3117 FE, 1.526%, 2/15/2036	1,012,915
120,378	[1]	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 1.686%, 2/15/2034	121,015
354,289	[1]	Federal Home Loan Mortgage Corp. REMIC 3317 F, 1.626%, 7/15/2036	354,779
164,717	[1]	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 1.976%, 7/15/2036	167,080
508,643	[1]	Federal Home Loan Mortgage Corp. REMIC 3556 FA, 2.136%, 7/15/2037	517,201
2,979,298	[1]	Federal Home Loan Mortgage Corp. REMIC KGRP A, 1.440%, 4/25/2020	2,981,259
124,828	[1]	Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043	144,073
		TOTAL	5,482,095
		Federal National Mortgage Association—0.8%
15,498		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	16,394
817		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	879
17,512		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	18,848
16,655	[1]	Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	18,050
1,328	[1]	Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, 10/25/2023	1,344
5,539		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	5,871
135,404		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	152,230
59,353	[1]	Federal National Mortgage Association REMIC 2002-52 FG, 1.732%, 9/25/2032	59,777
14,917		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	15,328
15,131		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	15,197
277,523	[1]	Federal National Mortgage Association REMIC 2006-44 FK, 1.662%, 6/25/2036	278,635
1,166,765	[1]	Federal National Mortgage Association REMIC 2007-97 FE, 1.682%, 7/25/2037	1,171,921
177,000	[1]	Federal National Mortgage Association REMIC 2008-69 FB, 2.232%, 6/25/2037	181,808
129,757	[1]	Federal National Mortgage Association REMIC 2009-42 FG, 2.032%, 5/25/2039	130,856
16,963	[1]	Federal National Mortgage Association REMIC 2009-63 FB, 1.732%, 8/25/2039	17,040
381,177	[1]	Federal National Mortgage Association REMIC 2009-69 F, 2.082%, 4/25/2037	388,810
624,166	[1]	Federal National Mortgage Association REMIC 2010-74 AF, 1.772%, 7/25/2037	628,835
1,045,945	[1]	Federal National Mortgage Association REMIC 2011-17 FP, 1.682%, 3/25/2041	1,048,535
3,585,463	[1]	Federal National Mortgage Association REMIC 2012-1 PF, 1.632%, 2/25/2042	3,593,857
788		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	869
21,052		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	22,435
		TOTAL	7,767,519
		Government Agency—0.3%
1,652,291	[2,3]	FDIC Trust 2013-R1, Class A, 1.15%, 3/25/2033	1,638,021
679,437	[1]	NCUA Guaranteed Notes 2011-R1, Class 1A, 1.673%, 1/8/2020	680,631
		TOTAL	2,318,652
		Government National Mortgage Association—1.2%
4,860,496		Government National Mortgage Association REMIC 2013-H16 FA, 1.616%, 7/20/2063	4,859,832
5,778,438		Government National Mortgage Association REMIC 2013-H17 FA, 1.626%, 7/20/2063	5,788,593
		TOTAL	10,648,425
		Non-Agency Mortgage—1.3%
8,619	[1]	Banc of America Mortgage Securities 2003-B, Class 2A2, 4.033%, 3/25/2033	8,816
72,336	[1,2]	C-BASS ABS LLC Series 1999-3, Class B1, 6.248%, 2/3/2029	66,110
11,939		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	12,314
4,938	[1,2,4]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	4,938

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—continued
$198,548	[1]	Residential Accredit Loans, Inc., 2004-QA4, Class NB1, 4.051%, 9/25/2034	$194,173
125,007	[1]	Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	126,439
3,507,822	[1]	Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	3,336,725
1,554,661		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	1,463,353
2,622,121	[1]	Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	2,478,550
3,000,000	[1,2,3]	Silverstone Master Issuer 2015-1A, Class 2A2, 1.857%, 1/21/2070	3,011,286
152,241		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	167,293
539,844	[1]	Washington Mutual 2006-AR15, Class 1A, 1.616%, 11/25/2046	461,078
585,422	[1]	Washington Mutual 2006-AR17, Class 1A, 1.552%, 12/25/2046	519,115
51,498	[1]	Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.221%, 7/25/2034	51,589
		TOTAL	11,901,779
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $81,057,005)	80,718,070
		CORPORATE BONDS—38.6%
		Basic Industry - Chemicals—0.5%
5,000,000		DuPont (E.I.) de Nemours & Co., Sr. Unsecd. Note, 2.20%, 5/1/2020	5,040,695
		Capital Goods - Diversified Manufacturing—0.2%
2,000,000	[2,3]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	2,000,402
		Communications - Cable & Satellite—0.4%
4,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 6.75%, 7/1/2018	4,176,372
		Communications - Media & Entertainment—1.3%
1,200,000	[1]	Moody's Corp., Sr. Unsecd. Note, 1.568%, 9/4/2018	1,201,964
3,130,000		S&P Global, Inc., Sr. Note, 2.50%, 8/15/2018	3,154,352
3,000,000		Walt Disney Co., Sr. Unsecd. Note, Series GMTN, 1.50%, 9/17/2018	3,000,504
5,000,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 1.10%, 12/1/2017	4,996,260
		TOTAL	12,353,080
		Communications - Telecom Wirelines—1.1%
4,330,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	4,373,984
3,000,000	[1]	Verizon Communications, Inc., Floating Rate Note—Sr. Note, 2.037%, 6/17/2019	3,027,660
2,500,000	[1]	Verizon Communications, Inc., Floating Rate Note—Sr. Note, 2.992%, 9/14/2018	2,546,273
		TOTAL	9,947,917
		Consumer Cyclical - Automotive—3.9%
1,820,000	[2,3]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 1.50%, 7/5/2019	1,805,495
2,650,000	[1,2,3]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 1.702%, 5/5/2020	2,656,855
5,000,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.304%, 1/9/2020	5,037,775
5,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series MTN, 2.943%, 1/8/2019	5,072,980
5,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.40%, 5/9/2019	5,021,715
3,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.65%, 4/13/2020	3,032,586
3,630,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.854%, 1/14/2022	3,713,160
5,000,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	5,053,835
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 1.995%, 1/11/2022	5,070,890
		TOTAL	36,465,291
		Consumer Cyclical - Leisure—0.2%
2,000,000		Carnival Corp., Sr. Unsecd. Note, 1.875%, 12/15/2017	2,002,642
		Consumer Cyclical - Retailers—0.9%
4,000,000		CVS Health Corp., Sr. Unsecd. Note, 2.125%, 6/1/2021	3,978,440
4,000,000		Home Depot, Inc., Sr. Unsecd. Note, 1.80%, 6/5/2020	4,021,604
		TOTAL	8,000,044

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Services—0.6%
$3,000,000	[1]	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 1.720%, 11/28/2017	$2,999,655
2,000,000		Expedia, Inc., 7.456%, 8/15/2018	2,112,424
		TOTAL	5,112,079
		Consumer Non-Cyclical - Food/Beverage—3.5%
1,430,000	[2,3]	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 2.70%, 7/26/2022	1,434,838
2,330,000		Anheuser-Busch InBev Finance, Inc., 1.90%, 2/1/2019	2,340,830
6,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	6,552,522
1,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	1,594,117
3,530,000	[2,3]	Danone SA, Sr. Unsecd. Note, Series 144A, 1.691%, 10/30/2019	3,518,171
1,280,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 1.45%, 7/15/2019	1,269,320
8,000,000	[1]	Mondelez International, Inc., Floating Rate Note—Sr. Note, 1.831%, 2/1/2019	8,026,448
2,060,000	[2,3]	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 1/31/2020	2,075,028
5,000,000		Tyson Foods, Inc., 2.65%, 8/15/2019	5,075,630
		TOTAL	31,886,904
		Consumer Non-Cyclical - Health Care—0.8%
3,000,000	[1,2,3]	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 1.582%, 10/6/2017	3,000,417
4,500,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 2.222%, 6/6/2022	4,531,995
		TOTAL	7,532,412
		Consumer Non-Cyclical - Pharmaceuticals—2.2%
3,000,000		AbbVie, Inc., Sr. Unsecd. Note, 1.80%, 5/14/2018	3,004,893
6,000,000	[1]	Actavis Funding SCS, Sr. Unsecd. Note, 2.308%, 3/12/2018	6,029,136
2,140,000		Celgene Corp., Sr. Unsecd. Note, 2.125%, 8/15/2018	2,150,321
3,430,000		Eli Lilly & Co., Sr. Unsecd. Note, 2.35%, 5/15/2022	3,463,658
2,500,000	[1]	Johnson & Johnson, Sr. Unsecd. Note, 1.472%, 3/1/2019	2,510,590
2,940,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 1.70%, 7/19/2019	2,925,509
		TOTAL	20,084,107
		Consumer Non-Cyclical - Products—0.1%
690,000		Stanley Black & Decker, Inc., Sub. Note, 1.622%, 11/17/2018	689,758
		Consumer Non-Cyclical - Supermarkets—0.2%
1,500,000		Kroger Co., Sr. Unsecd. Note, 2.00%, 1/15/2019	1,501,956
		Consumer Non-Cyclical - Tobacco—0.8%
6,000,000	[1,2,3]	BAT International Finance PLC, Floating Rate Note—Sr. Note, 1.756%, 6/15/2018	6,015,480
1,000,000		Reynolds American, Inc., Sr. Unsecd. Note, 2.30%, 6/12/2018	1,004,957
		TOTAL	7,020,437
		Energy - Integrated—2.6%
4,000,000	[1]	BP Capital Markets PLC, Floating Rate Note—Sr. Note, 1.926%, 9/26/2018	4,012,628
5,000,000	[1]	Chevron Corp., Sr. Unsecd. Note, 2.130%, 5/16/2021	5,117,900
2,220,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.222%, 3/1/2021	2,242,289
3,500,000	[1]	Petroleos Mexicanos, Floating Rate Note—Sr. Note, 3.324%, 7/18/2018	3,549,000
2,855,000		Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	2,836,588
6,000,000	[1]	Statoil ASA, Sr. Unsecd. Note, 1.380%, 11/9/2017	6,002,964
		TOTAL	23,761,369
		Energy - Midstream—0.6%
2,850,000	[1]	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 2.45%, 6/1/2018	2,863,837
3,000,000		Kinder Morgan, Inc., Sr. Unsecd. Note, 2.00%, 12/1/2017	3,003,090
		TOTAL	5,866,927
		Financial Institution - Banking—10.6%
3,000,000		American Express Co., Sr. Unsecd. Note, 1.55%, 5/22/2018	3,000,363
2,000,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	2,020,086

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$9,000,000	[1]	BB&T Corp., Sr. Unsecd. Note, Series MTN, 1.971%, 2/1/2019	$9,068,346
1,500,000	[1]	Bank of America Corp., Floating Rate Note—Sr. Note, 2.344%, 1/15/2019	1,517,354
4,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 2.313%, 4/24/2023	4,022,816
3,000,000	[1]	Bank of America N.A., Sr. Unsecd. Note, Series BKNT, 1.980%, 12/7/2018	3,023,355
6,000,000	[1]	Bank of Montreal, Floating Rate Note—Sr. Note, Series MTN, 1.904%, 4/9/2018	6,019,254
4,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.30%, 9/11/2019	4,042,616
3,000,000		Capital One NA, Sr. Unsecd. Note, 2.35%, 1/31/2020	3,015,516
4,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 2.080%, 12/7/2018	4,029,240
1,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 2.150%, 6/7/2019	1,009,816
2,830,000	[1]	Citizens Bank NA, Sr. Unsecd. Note, 1.75%, 3/2/2020	2,831,460
2,150,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 1.85%, 9/29/2017	2,150,191
2,780,000	[1]	Fifth Third Bank, Sr. Unsecd. Note, 1.883%, 9/27/2019	2,796,625
5,000,000	[1]	Goldman Sachs Group, Inc., Floating Rate Note—Sr. Note, Series MTN, 2.282%, 11/15/2018	5,052,485
4,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.625%, 5/15/2018	4,002,396
3,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.771%, 3/9/2021	3,003,027
2,000,000	[1]	MUFG Americas Holdings Corp., Sr. Unsecd. Note, 1.750%, 2/9/2018	2,003,384
3,000,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 1.790%, 5/18/2022	3,001,998
1,500,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 1.842%, 12/1/2021	1,488,768
2,000,000	[1]	Morgan Stanley, Floating Rate Note—Sr. Note, 2.163%, 1/24/2019	2,016,372
700,000	[1]	Morgan Stanley, Sr. Unsecd. Note, 2.457%, 1/27/2020	711,409
750,000		PNC Bank National Association, Sec. Fac. Bond, Series BKNT, 2.00%, 5/19/2020	751,502
4,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, 2.041%, 2/1/2022	4,030,564
2,180,000		State Street Corp., Sr. Unsecd. Note, 1.95%, 5/19/2021	2,167,962
2,935,000		SunTrust Bank, Sr. Unsecd. Note, Series BKNT, 2.25%, 1/31/2020	2,953,722
3,000,000	[1]	U.S. Bank, N.A., Series BKNT, 1.428%, 9/11/2017	3,000,246
2,000,000	[1]	U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 1.794%, 10/28/2019	2,015,690
5,000,000		Wells Fargo Bank, N.A., Series BKNT, 1.65%, 1/22/2018	5,005,570
8,000,000	[1]	Westpac Banking Corp., Floating Rate Note, 2.051%, 7/30/2018	8,048,000
		TOTAL	97,800,133
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
2,000,000	[2,3]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	2,036,250
		Financial Institution - Insurance - Health—0.3%
3,000,000	[1]	Aetna, Inc., Sr. Unsecd. Note, 1.869%, 12/8/2017	3,005,940
		Financial Institution - Insurance - Life—1.6%
3,000,000	[1,2,3]	New York Life Global Funding, Sec. Fac. Bond, Series 144A, 1.748%, 6/10/2022	3,024,435
3,000,000	[2,3]	New York Life Global Funding, Sec. Fac. Bond, Series 144A, 2.00%, 4/9/2020	3,004,518
3,000,000	[1,2,3]	New York Life Global Funding, Series 144A, 1.526%, 12/15/2017	3,003,006
6,000,000	[1]	Prudential Financial, Inc., Floating Rate Note—Sr. Note, Series MTN, 1.962%, 8/15/2018	6,040,488
		TOTAL	15,072,447
		Financial Institution - Insurance - P&C—0.3%
2,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.30%, 5/15/2018	1,999,088
1,000,000	[1]	HSB Group, Inc., Company Guarantee, Series B, 2.214%, 7/15/2027	841,903
		TOTAL	2,840,991
		Other—0.1%
497,368	[1,2,4]	Carlyle Global Market Strategies, 3.296%, 7/15/2019	497,368
		Technology—4.0%
7,000,000	[1]	Apple, Inc., Floating Rate Note—Sr. Note, 1.479%, 5/6/2019	7,035,105
5,000,000		Automatic Data Processing, Inc., 2.25%, 9/15/2020	5,074,810
6,650,000	[1]	Cisco Systems, Inc., Floating Rate Note—Sr. Note, 1.702%, 3/1/2019	6,697,654

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$3,590,000	[2,3]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 3.48%, 6/1/2019	$3,676,472
1,667,000	[1]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 2.45%, 10/5/2017	1,669,944
2,000,000		KLA-Tencor Corp., Sr. Unsecd. Note, 2.375%, 11/1/2017	2,003,374
1,500,000		Keysight Technologies, Inc., 3.30%, 10/30/2019	1,527,414
1,000,000		Microsoft Corp., Sr. Unsecd. Note, 1.00%, 5/1/2018	997,404
3,350,000	[2,3]	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	3,375,785
5,000,000	[1]	Oracle Corp., Floating Rate Note—Sr. Note, 1.884%, 1/15/2019	5,038,535
		TOTAL	37,096,497
		Transportation - Railroads—0.1%
1,300,000		Union Pacific Corp., Sr. Unsecd. Note, 1.80%, 2/1/2020	1,300,286
		Utility - Electric—1.5%
1,500,000		Berkshire Hathaway Energy Co., 2.40%, 2/1/2020	1,511,183
2,000,000		Consolidated Edison Co., Sr. Unsecd. Note, 2.00%, 3/15/2020	2,005,618
3,000,000	[1]	Exelon Corp., Jr. Sub. Note, 3.497%, 6/1/2022	3,111,639
710,000		National Rural Utilities Cooperative Finance Corp., 1.65%, 2/8/2019	710,619
2,100,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 1.50%, 11/1/2019	2,086,144
2,190,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.30%, 4/1/2019	2,208,019
1,850,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 1.60%, 11/15/2019	1,833,283
		TOTAL	13,466,505
		TOTAL CORPORATE BONDS (IDENTIFIED COST $355,731,337)	356,558,809
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
28		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	28
6,001		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	6,646
6,071		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	6,183
		TOTAL	12,857
		Federal National Mortgage Association—0.0%
45,452		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	52,573
		Government National Mortgage Association—0.0%
16,458		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	18,304
5,864		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	6,864
		TOTAL	25,168
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $82,959)	90,598
		MUNICIPAL BOND—0.1%
		Municipal Services—0.1%
1,225,000		New Jersey State Transportation Trust Fund Authority, Revenue Refunding Bonds (Series 2013B), 1.758% (New Jersey State), 12/15/2018 (IDENTIFIED COST $1,219,854)	1,214,514
		FOREIGN GOVERNMENT/AGENCY—0.3%
		Supranational—0.3%
3,000,000		Corp Andina De Fomento, Sr. Unsecd. Note, 2.125%, 9/27/2021 (IDENTIFIED COST $2,995,247)	2,986,440
		U.S. TREASURY—1.9%
		U.S. Treasury Notes—1.9%
10,000,000	[5]	United States Treasury Note, 1.625%, 6/30/2020	10,034,384
7,000,000		United States Treasury Note, 1.875%, 6/30/2020	7,075,746
		TOTAL U.S. TREASURY (IDENTIFIED COST $17,116,684)	17,110,130

Principal Amount or Shares			Value
		COMMERCIAL PAPER—2.7%
		Consumer Cyclical - Automotive—0.4%
$4,000,000	[2,3]	Ford Motor Credit Co. LLC CP4-2	$3,950,510
		Consumer Non-Cyclical - Food/Beverage—0.3%
3,000,000	[2,3]	Anheuser-Busch INBEV WWD CP4-2	2,973,684
		Financial Institution - Banking—1.1%
5,000,000	[1,2,3]	Commonwealth Bank of Australia VRCP4-2	5,003,075
5,000,000	[2,3]	Nordea Bank AB CP4-2	4,991,680
		TOTAL	9,994,755
		Sovereign—0.6%
5,000,000	[2,3]	Corp Andina De Fomento CP4-2	4,951,502
		Utility Gas—0.3%
3,000,000	[2,3]	Sempra Global CP4-2	2,997,221
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $24,861,900)	24,867,672
		INVESTMENT COMPANIES—11.6%[6]
2,972,204		Federated Bank Loan Core Fund	30,197,588
22,903,110		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.16%[7]	22,907,691
3,087,401		Federated Mortgage Core Portfolio	30,410,904
755,666		Federated Project and Trade Finance Core Fund	6,929,458
2,616,044		High Yield Bond Portfolio	17,004,285
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $109,170,524)	107,449,926
		TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $921,814,204)[8]	920,170,160
		OTHER ASSETS AND LIABILITIES - NET—0.3%[9]	2,382,860
		TOTAL NET ASSETS—100%	$922,553,020
At July 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[10]United States Treasury Note 5-Year Long Futures	250	$29,537,110	September 2017	$19,532
The average notional value of long and short futures contracts held by the Fund throughout the period was $29,543,945. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes variable rate and floating rate obligations for which the current rate is shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2017, these restricted securities amounted to $289,172,885, which represented 31.3% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2017, these liquid restricted securities amounted to $288,553,617, which represented 31.3% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at July 31, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
C-BASS ABS LLC Series 1999-3, Class B1, 6.248%, 2/3/2029	7/9/1999	$59,214	$66,110
Carlyle Global Market Strategies, Class A, 3.296%, 7/15/2019	5/22/2014	$1,668,850	$497,368
Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	1/7/1993	$4,971	$4,938
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$326,662	$50,852
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

6	Affiliated holdings.
Transactions involving the affiliated holdings during the period ended July 31, 2017, were as follows:
Affiliates	Balance of Shares Held 4/30/2017	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2017	Value	Dividend Income
Federated Bank Loan Core Fund	2,933,972	38,232	—	2,972,204	$30,197,588	$388,116
Federated Institutional Prime Value Obligations Fund, Institutional Shares	54,515,256	71,569,649	(103,181,795)	22,903,110	$22,907,691	$66,519
Federated Mortgage Core Portfolio	3,065,650	21,751	—	3,087,401	$30,410,904	$213,932
Federated Project and Trade Finance Core Fund	747,509	8,157	—	755,666	$6,929,458	$74,299
High Yield Bond Portfolio	2,577,488	38,556	—	2,616,044	$17,004,285	$249,215
Total of Affiliated Transactions	63,839,875	71,676,345	(103,181,795)	32,334,425	$107,449,926	$992,081
7	7-day net yield.
8	At July 31, 2017, the cost of investments for federal tax purposes was $921,814,204. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $1,644,044. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,256,235 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,900,279
9	Assets, other than investments in securities, less liabilities.
10	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2017.
Investment Valuation
In calculating its (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Event Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$2,304,208	$—	$2,304,208
Asset-Backed Securities	—	326,818,941	50,852	326,869,793
Collateralized Mortgage Obligations	—	80,713,132	4,938	80,718,070
Corporate Bonds	—	356,061,441	497,368	356,558,809
Mortgage-Backed Securities	—	90,598	—	90,598
Municipal Bond	—	1,214,514	—	1,214,514
Foreign Government/Agency	—	2,986,440	—	2,986,440
U.S. Treasury	—	17,110,130	—	17,110,130
Commercial Paper	—	24,867,672	—	24,867,672
Investment Companies[1]	22,907,691	—	—	107,449,926
TOTAL SECURITIES	$22,907,691	$812,167,076	$553,158	$920,170,160
Other Financial Instruments[2]
Assets	$19,532	$—	$—	$19,532
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$19,532	$—	$—	$19,532

1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $84,542,235 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
12

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 25, 2017